Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000151117
Shareholder Report [Line Items]
Fund Name	Dynamic Global Bond Fund
Class Name	Investor Class
Trading Symbol	RPIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Investor Class	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 4,747,781,000
Holdings Count | Holding	403
InvestmentCompanyPortfolioTurnover	55.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,747,781
Number of Portfolio Holdings	403

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	55.2%

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Government Bonds	57.5%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	17.4
Corporate Bonds	10.1
U.S. Government & Agency Mortgage-Backed Securities	1.8
Commercial Paper	1.1
Bank Loans	0.9
Asset-Backed Securities	0.9
Non-U.S. Government Mortgage-Backed Securities	0.6
Convertible Bonds	0.5
Short-Term and Other	9.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
United Kingdom Gilt	22.9%
U.S. Treasury Notes	12.0
Government of New Zealand	7.9
U.S. Treasury Inflation-Indexed Notes	5.4
Brazil Notas do Tesouro Nacional	5.1
United Mexican States	4.6
Kingdom of Thailand	2.6
Republic of Serbia	2.1
Government of Japan	1.9
Bonos de la Tesoreria de la Republica en pesos	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000151118
Shareholder Report [Line Items]
Fund Name	Dynamic Global Bond Fund
Class Name	Advisor Class
Trading Symbol	PAIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Advisor Class	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 4,747,781,000
Holdings Count | Holding	403
InvestmentCompanyPortfolioTurnover	55.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,747,781
Number of Portfolio Holdings	403

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	55.2%

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Government Bonds	57.5%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	17.4
Corporate Bonds	10.1
U.S. Government & Agency Mortgage-Backed Securities	1.8
Commercial Paper	1.1
Bank Loans	0.9
Asset-Backed Securities	0.9
Non-U.S. Government Mortgage-Backed Securities	0.6
Convertible Bonds	0.5
Short-Term and Other	9.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
United Kingdom Gilt	22.9%
U.S. Treasury Notes	12.0
Government of New Zealand	7.9
U.S. Treasury Inflation-Indexed Notes	5.4
Brazil Notas do Tesouro Nacional	5.1
United Mexican States	4.6
Kingdom of Thailand	2.6
Republic of Serbia	2.1
Government of Japan	1.9
Bonos de la Tesoreria de la Republica en pesos	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159134
Shareholder Report [Line Items]
Fund Name	Dynamic Global Bond Fund
Class Name	I Class
Trading Symbol	RPEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - I Class	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 4,747,781,000
Holdings Count | Holding	403
InvestmentCompanyPortfolioTurnover	55.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,747,781
Number of Portfolio Holdings	403

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	55.2%

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Government Bonds	57.5%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	17.4
Corporate Bonds	10.1
U.S. Government & Agency Mortgage-Backed Securities	1.8
Commercial Paper	1.1
Bank Loans	0.9
Asset-Backed Securities	0.9
Non-U.S. Government Mortgage-Backed Securities	0.6
Convertible Bonds	0.5
Short-Term and Other	9.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
United Kingdom Gilt	22.9%
U.S. Treasury Notes	12.0
Government of New Zealand	7.9
U.S. Treasury Inflation-Indexed Notes	5.4
Brazil Notas do Tesouro Nacional	5.1
United Mexican States	4.6
Kingdom of Thailand	2.6
Republic of Serbia	2.1
Government of Japan	1.9
Bonos de la Tesoreria de la Republica en pesos	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219340
Shareholder Report [Line Items]
Fund Name	Dynamic Global Bond Fund
Class Name	Z Class
Trading Symbol	TRDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 4,747,781,000
Holdings Count | Holding	403
InvestmentCompanyPortfolioTurnover	55.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,747,781
Number of Portfolio Holdings	403

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	55.2%

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Government Bonds	57.5%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	17.4
Corporate Bonds	10.1
U.S. Government & Agency Mortgage-Backed Securities	1.8
Commercial Paper	1.1
Bank Loans	0.9
Asset-Backed Securities	0.9
Non-U.S. Government Mortgage-Backed Securities	0.6
Convertible Bonds	0.5
Short-Term and Other	9.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
United Kingdom Gilt	22.9%
U.S. Treasury Notes	12.0
Government of New Zealand	7.9
U.S. Treasury Inflation-Indexed Notes	5.4
Brazil Notas do Tesouro Nacional	5.1
United Mexican States	4.6
Kingdom of Thailand	2.6
Republic of Serbia	2.1
Government of Japan	1.9
Bonos de la Tesoreria de la Republica en pesos	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless